                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 2004

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      PRINCIPLED CAPITAL MANAGEMENT
      ---------------------------------------------

Address:   666 FIFTH AVE, 8TH FL
          -------------------------------------------------------------

           NEW YORK, NY 10103
----------------------------------------------------------------------



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     GERALD CATENACCI
       ---------------------------------------------

Title:    MANAGING MEMBER
       ---------------------------------------------

Phone:    212-484-5030
       ---------------------------------------------


Signature, Place, and Date of Signing:


  GERALD CATENACCI               NEW YORK, NY                    8-12-04
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   _________________________     _______________________________________
[Repeat as necessary.]

6/30/2004
UBS Securities


ITEM 1                      ITEM 2         ITEM 3        ITEM 4        ITEM 5          ITEM 6         ITEM 7         ITEM 8

NAME OF ISSUER              TITLE OF      CUSIP #      FAIR MARKET   SHARES OF      INVEST. DISC.     MANA-      VOTING AUTHORITY
                            CLASS                        VALUE       PRINCIPAL                        GERS
                                                                      AMOUNT     SOLE  SHARED  OTHER          SOLE    SHARED   NONE
                                                                                  (A)   (B)     (C)            (A)      (B)     (C)
CALPINE CORP                FIXED INCOME   131347AW6    6870103    10528894 N     X                    HIGH  10528894    0       0

CALPINE CDA ENERGY FIN      FIXED INCOME   13134VAA1    1290973     1956020 N     X                    HIGH   1956020    0       0

DELTA AIRLINES INC DEL      FIXED INCOME   247361YE2     593791      886254 N     X                    HIGH    886254    0       0

WTS OF APHTON CORP CLASS A  OTC EQ           8357799      16537       27110 N     X                    HIGH     27110    0       0

AMEDISYS INC                OTC EQ           9044407    1837751       55622 N     X                    HIGH     55622    0       0

ADTRAN INC                  OTC EQ         00738A106     503887       15100 N     X                    HIGH     15100    0       0

AGF MANAGEMENT LTD-CL B     CEQ              1092105    1748289      131244 N     X                    HIGH    131244    0       0

ALLIANCE GAMING CORPORATIO  COMMON         01859P609    1372800       80000 N     X                    HIGH     80000    0       0

AGERE SYS INC               COMMON         00845V100    4028680     1751600 N     X                    HIGH   1751600    0       0

ALCAN ALUMINIUM LTD         COMMON          13716105    5874743      141902 N     X                    HIGH    141902    0       0

AFFILIATED MANAGERS GROUP   COMMON           8252108     992289       19700 N     X                    HIGH     19700    0       0

AUTONATION INC DEL          COMMON         05329W102    7880176      460829 N     X                    HIGH    460829    0       0

ANGIOTECH PHARMACEUTICALS   OTC EQ          34918102     876525       43500 N     X                    HIGH     43500    0       0

ARRIS GROUP INC             OTC EQ         04269Q100     717552      120800 N     X                    HIGH    120800    0       0

ANTHEM INC                  COMMON         03674B104    3161468       35300 N     X                    HIGH     35300    0       0

ATMI INC                    OTC EQ         00207R101    5720926      209481 N     X                    HIGH    209481    0       0

ATI TECHOLOGIES INC         OTC EQ           1941103    1139144       60400 N     X                    HIGH     60400    0       0

AVAYA INC                   COMMON          53499109     462647       29300 N     X                    HIGH     29300    0       0

BOEING CO                   COMMON          97023105    1910766       37400 N     X                    HIGH     37400    0       0

BANK OF AMER CORP           COMMON          60505104    5779546       68300 N     X                    HIGH     68300    0       0

BENCHMARK ELECTRONICS INC   COMMON         08160H101    1044690       35900 N     X                    HIGH     35900    0       0

BIO-RAD LABORATORIES INC C  COMMON          90572207     818154       13900 N     X                    HIGH     13900    0       0

BIOMARIN PHARMACEUTICAL IN  OTC EQ         09061G101     806400      134400 N     X                    HIGH    134400    0       0

CANDAIAN OIL SANDS TRUST    CEQ            13642L209    2431897       73852 N     X                    HIGH     73852    0       0

CENTERRA GOLD               CEQ            152006201     340367       30200 N     X                    HIGH     30200    0       0

ACACIA RESEARCH - COMBIMAT  OTC EQ           3881208     817274      187879 N     X                    HIGH    187879    0       0

CBRL GROUP INC              OTC EQ         12489V106     323925       10500 N     X                    HIGH     10500    0       0

COGNEX CORP                 OTC EQ         192422103    1486829       38639 N     X                    HIGH     38639    0       0

CLEVELAND CLIFFS INC        COMMON         185896107    7420473      131592 N     X                    HIGH    131592    0       0

CAREMARK RX INC             COMMON         141705103    4945480      150136 N     X                    HIGH    150136    0       0

CENTENE CORP DEL            COMMON         15135B101    1628738       42250 N     X                    HIGH     42250    0       0

CANADIAN OIL SANDS TR NEW   CEQ            13642L100    4816507      146268 N     X                    HIGH    146268    0       0

VOLUME SVCS AMER HLDGS INC  COMMON         92873P204     845625       62500 N     X                    HIGH     62500    0       0

CEMEX S A                   COMMON         151290889     931200       32000 N     X                    HIGH     32000    0       0

CRYOCATH TECHNOLOGIES INC   CEQ            229014105     305618       50525 N     X                    HIGH     50525    0       0

COMMUNITY HEALTH SYSTEMS I  COMMON         203668108    2556187       95487 N     X                    HIGH     95487    0       0

WTS CYTOGEN EXERCISE PRICE  OTC EQ           CYTOWTS     216733       36487 N     X                    HIGH     36487    0       0

CAESARS ENTERTAINMENT INC   COMMON         127687101     639000       42600 N     X                    HIGH     42600    0       0

DELTA AIR LINES INC         COMMON         247361108     645072       90600 N     X                    HIGH     90600    0       0

DISCOVERY LABORATORIES INC  OTC EQ         254668106     579236       60400 N     X                    HIGH     60400    0       0

ECLIPSE CORP                OTC EQ         278856109    2266568      148530 N     X                    HIGH    148530    0       0

EXULT INC                   OTC EQ         302284104    1704599      316840 N     X                    HIGH    316840    0       0

FIRST DATA CORP             COMMON         319963104     941865       21156 N     X                    HIGH     21156    0       0

GUIDANT CORP                COMMON         401698105    2659888       47600 N     X                    HIGH     47600    0       0

GAP INC                     COMMON         364760108    1567496       64639 N     X                    HIGH     64639    0       0

GTECH HOLDINGS CORP         COMMON         400518106    3366737       72700 N     X                    HIGH     72700    0       0

HOME DEPOT INC              COMMON         437076102    3805507      108111 N     X                    HIGH    108111    0       0

HANGER ORTHOPEDIC GROUP IN  COMMON         41043F208     530916       45300 N     X                    HIGH     45300    0       0

WEBMD CORP                  OTC EQ         94769M105    8571166      919653 N     X                    HIGH    919653    0       0

HOT TOPIC INC               OTC EQ         441339108     958932       46800 N     X                    HIGH     46800    0       0

IDT CORPORATION             COMMON         448947309     449936       24400 N     X                    HIGH     24400    0       0

IMMUNOMEDICS INC            OTC EQ         452907108     792349      162700 N     X                    HIGH    162700    0       0

ITRON INC                   OTC EQ         465741106     906130       39500 N     X                    HIGH     39500    0       0

JAMES RIVER COAL CO         OTC EQ         470355108     823840       15200 N     X                    HIGH     15200    0       0

JABIL CIRCUIT INC           COMMON         466313103    4771132      189481 N     X                    HIGH    189481    0       0

J C PENNEY CO INC           COMMON         708160106    6375663      168847 N     X                    HIGH    168847    0       0

JANUS CAPITAL GROUP INC     COMMON         47102X105     387515       23500 N     X                    HIGH     23500    0       0

JONES APPAREL GROUP INC     COMMON         480074103    1906884       48300 N     X                    HIGH     48300    0       0

KFX INC                     COMMON         48245L107     115062       15100 N     X                    HIGH     15100    0       0

KENSEY NASH CORP            OTC EQ         490057106     400200       11600 N     X                    HIGH     11600    0       0

COCA COLA CO                COMMON         191216100    2024248       40100 N     X                    HIGH     40100    0       0

MANPOWER INC-WISC           COMMON         56418H100    1010323       19900 N     X                    HIGH     19900    0       0

MAGNA ENTERTAINMENT CORP    OTC EQ         559211107    2247298      380898 N     X                    HIGH    380898    0       0

METHANEX CORP               OTC EQ         59151K108    8952966      675186 N     X                    HIGH    675186    0       0

MPS GROUP INC               COMMON         553409103     837492       69100 N     X                    HIGH     69100    0       0

MILACRON INC                COMMON         598709103     120800       30200 N     X                    HIGH     30200    0       0

***INCO LTD                 COMMON         453258402    4613760      133500 N     X                    HIGH    133500    0       0

NRG ENERGY INC              COMMON         629377508    2474842       99792 N     X                    HIGH     99792    0       0

NOVARTIS AG-SPONSORED ADR   COMMON         66987V109    1867576       41968 N     X                    HIGH     41968    0       0

ONYX PHARMACEUTICALS INC    OTC EQ         683399109     571860       13500 N     X                    HIGH     13500    0       0

72359114

6/30/2004
UBS SECL      2



PENN NATIONAL GAMING INC    OTC EQ        707569109     2503346       75402 N     X                    HIGH     75402    0       0

***POTASH CORP OF SASKATCH  COMMON        73755L107     9008309       92965 N     X                    HIGH     92965    0       0

PROQUEST COMPANY            COMMON        74346P102     1190825       43700 N     X                    HIGH     43700    0       0

PLATINUM UNDERWRITERS       COMMON        G7127P100     1119824       36800 N     X                    HIGH     36800    0       0

PENN WEST PETROLEUM LTD     CEQ           707886602     1527269       32974 N     X                    HIGH     32974    0       0

REDBACK NETWORK INC         OTC EQ        757209507      580945       90631 N     X                    HIGH     90631    0       0

REEBOK INTERNATIONAL LTD    COMMON        758110100     4724750      131316 N     X                    HIGH    131316    0       0

ELIZABETH ARDEN INC         OTC EQ        28660G106      978360       46500 N     X                    HIGH     46500    0       0

REGAL ENTERTAINMENT GROUP   COMMON        758766109     7360691      406668 N     X                    HIGH    406668    0       0

SELECT MED CORP OC-COM      COMMON        816196109     1423862      106100 N     X                    HIGH    106100    0       0

STRATOS GLOBAL CORP         CEQ           862926102      634617       83092 N     X                    HIGH     83092    0       0

STRATASYS INC               OTC EQ        862685104     1658920       67000 N     X                    HIGH     67000    0       0

TRANSALTA CORP              COMMON        89346D107     3005713      239690 N     X                    HIGH    239690    0       0

TELIK INC                   OTC EQ        87959M109     4214893      176577 N     X                    HIGH    176577    0       0

THORATEC LABORATORIES CORP  OTC EQ        885175307      585330       54500 N     X                    HIGH     54500    0       0

THERMO ELECTRON CORP        COMMON        883556102      501062       16300 N     X                    HIGH     16300    0       0

TELEFONOS DE MEXICO SA DE   COMMON        879403780     1386827       41684 N     X                    HIGH     41684    0       0

SPORTS AUTHORITY INC NEW    COMMON        84917U109     1353430       37700 N     X                    HIGH     37700    0       0

TELUS CORPORATION           COMMON        87971M202     8212317      546395 N     X                    HIGH    546395    0       0

UNITEDHEALTH GROUP INC      COMMON        91324P102     1939648       31159 N     X                    HIGH     31159    0       0

VALUECLICK INC              OTC EQ        92046N102     1088982       90900 N     X                    HIGH     90900    0       0

WEBEX COMMUNICATIONS INC    OTC EQ        94767L109      585344       26900 N     X                    HIGH     26900    0       0

WASHINGTON MUTUAL INC       COMMON        939322103      710976       18400 N     X                    HIGH     18400    0       0

WRIGHT MEDICAL GROUP INC    OTC EQ        98235T107     2579505       72458 N     X                    HIGH     72458    0       0

WARNACO GROUP INC           OTC EQ        934390402     1539012       72356 N     X                    HIGH     72356    0       0

WESTERN OIL SANDS INC       CEQ           959053109     2160403       85824 N     X                    HIGH     85824    0       0

WOLVERINE WORLD WIDE INC-W  COMMON        978097103     1063309       40507 N     X                    HIGH     40507    0       0

UNITED STATES STL CORP NEW  COMMON        912909108     5707632      162518 N     X                    HIGH    162518    0       0

YANKEE CANDLE INC           COMMON        984757104     3013013      103009 N     X                    HIGH    103009    0       0

72359114